CAPITAL STOCK	12 Months Ended
Mar. 31, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]

4. CAPITAL STOCK

The total number of common shares authorized that may be issued by the Company is 100,000,000 shares with a par value of $0.0001 per share.

The total number of preferred shares authorized that may be issued by the Company is 25,000,000 shares with a par value of $0.0001 per share. The preferred stock may be issued in one or more series, from time to time, with each series to have such designation, relative rights, preference or limitations, as adopted by the Company’s Board of Directors.

During the year ended March 31, 2010, the Company issued 6,800,000 shares of common stock for total proceeds of $50,000, no common shares were issued during the year ended March 31, 2011:

	Number of shares	Amount
Shares issued for cash
Pursuant to issuance of common ($0.001 each) on February 4, 2010	4,000,000	$4,000
Pursuant to issuance of common ($0.01 each) on February 15, 2010	1,000,000	10,000
Pursuant to issuance of common ($0.02 each) on March 1, 2010	1,800,000	36,000
Balance, March 31, 2011	6,800,000	$50,000

At March 31, 2011, there were no outstanding stock options or warrants.